Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 246,971,726	$ 41,314,734	$ 10,065,516	$ 2,053,995	$ 300,405,971
BRAZIL
Total	24,738,370	12,877,944	264,809		37,881,123
BRAZIL | Government of Brazil
Total	24,738,370	12,877,944	78,006		37,694,320
BRAZIL | State Government of Minas Gerais
Total			186,803		186,803
CANADA
Total	2,734,780		3,005,371		5,740,151
CANADA | Aroland First Nation
Total			174,359		174,359
CANADA | Ginoogaming First Nation
Total			121,804		121,804
CANADA | Government of Canada
Total	285,895				285,895
CANADA | Long Lake 58 First Nation
Total			615,259		615,259
CANADA | Metis Nation of Ontario
Total			241,045		241,045
CANADA | Minodahmun Development LP
Total			243,017		243,017
CANADA | Municipality of Greenstone
Total	2,448,885		1,355,781		3,804,666
CANADA | Province of Ontario
Total			254,106		254,106
MEXICO
Total	63,301,473	1,896,666	1,218,912		66,417,051
MEXICO | Federal Government of Mexico
Total	63,301,473	1,896,666	1,069,210		66,267,349
MEXICO | Municipal Government of Mexico
Total			149,702		149,702
NICARAGUA
Total	139,505,830	26,539,067	2,801,004	2,053,995	170,899,896
NICARAGUA | Government of Nicaragua
Total	139,505,830	26,539,067	2,801,004	1,634,908	170,480,809
NICARAGUA | Municipality of Larreynaga
Total				323,561	323,561
NICARAGUA | Municipality of Rancho Grande
Total				$ 95,526	95,526
UNITED STATES
Total	16,691,273	1,057	2,775,420		19,467,750
UNITED STATES | California Imperial Country
Total	868,348		1,115,633		1,983,981
UNITED STATES | Government of the United States
Total	7,221,963		562,200		7,784,163
UNITED STATES | San Bernandino County
Total	1,299,814		6,088		1,305,902
UNITED STATES | State of California
Total	5,517,800	$ 1,057	902,973		6,421,830
UNITED STATES | State of Nevada
Total	1,366,491		$ 188,526		1,555,017
UNITED STATES | White Pine County
Total	$ 416,857				$ 416,857